Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance

The following common stock is reserved for future issuance at December 31, 2014, December 31, 2015 and September 30, 2016 (unaudited):

	Shares
	December 31, 2014	December 31, 2015	September 30, 2016
			(unaudited)
Conversion of Series A, B, C, and D preferred convertible stock	753,687	753,687	—
Conversion of Series E, F, and G preferred redeemable convertible stock	2,305,535	2,327,170	—
Warrants issued and outstanding	809,972	788,338	51,003
Stock option awards issued and outstanding	505,450	756,692	1,037,267
Authorized for grants under the 2013 Equity Incentive Plan	126,876	321,313	481,999
Authorized for grants under the 2016 Equity Incentive Plan	—	—	300,000
Authorized for grants under the 2016 Employee Stock Purchase Plan	—	—	100,000

	4,501,520	4,947,200	1,970,269